Commitments, Guarantees, and Contingent Liabilities (Assets Provided as Collateral for Short-Term and Long-Term Debt Payables to Financial Institutions) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2025	Mar. 31, 2025
Commitments and Contingencies Disclosure [Line Items]
Lease payments, loans and investment in operating leases	¥ 5,296,674	¥ 5,105,469
Other assets and other	2,524,635	2,226,849
Total Assets	17,604,283	16,866,251
Asset Pledged as Collateral without Right
Commitments and Contingencies Disclosure [Line Items]
Lease payments, loans and investment in operating leases	294,204	301,092
Investment in securities	338,366	299,588
Property under facility operations	345,472	303,491
Other assets and other	165,832	115,982
Total Assets	¥ 1,143,874	¥ 1,020,153